Federated Hermes Managed Volatility Fund II
Portfolio of Investments
September 30, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—42.1%
		Communication Services—2.1%
3,442		Activision Blizzard, Inc.	$ 322,274
31,475		AT&T, Inc.	472,755
21,635		Comcast Corp., Class A	959,296
2,381		Electronic Arts, Inc.	286,672
540		Fox Corp	15,595
856	[1]	Iridium Communications, Inc.	38,939
917	[1]	Match Group, Inc.	35,924
526	[1]	Roku, Inc.	37,130
309	[1]	Take-Two Interactive Software, Inc.	43,381
1,088	[1]	T-Mobile USA, Inc.	152,374
16,282		Verizon Communications, Inc.	527,700
6,051		Walt Disney Co.	490,434
2,211	[1]	ZoomInfo Technologies, Inc.	36,260
		TOTAL	3,418,734
		Consumer Discretionary—2.0%
2,422	[1]	Aptiv PLC	238,785
245		Best Buy Co., Inc.	17,020
4,310	[1]	Capri Holdings Ltd.	226,749
1,089		Carter’s, Inc.	75,304
159		D. R. Horton, Inc.	17,088
6,830		eBay, Inc.	301,135
526	[1]	Etsy, Inc.	33,969
11,705		Ford Motor Co.	145,376
41		General Motors Co.	1,352
18		Lear Corp.	2,416
117		LKQ Corp.	5,793
16,000	[1]	Lottomatica Group S.p.A.	148,964
548		Lowe’s Cos., Inc.	113,896
2,193		McDonald’s Corp.	577,724
3,663		MGM Resorts International	134,652
1,393	[1]	Norwegian Cruise Line Holdings Ltd.	22,957
51	[1]	NVR, Inc.	304,128
255	[1]	O’Reilly Automotive, Inc.	231,759
588		Pulte Group, Inc.	43,541
6,636	[1]	Rivian Automotive, Inc.	161,122
1,930	[1]	Royal Caribbean Cruises, Ltd.	177,830
1,592		Tapestry, Inc.	45,770
16		Thor Industries, Inc.	1,522
2,882		Toll Brothers, Inc.	213,153
95		Vail Resorts, Inc.	21,080
501		Yum! Brands, Inc.	62,595
		TOTAL	3,325,680
		Consumer Staples—3.5%
14,086		Altria Group, Inc.	592,316

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,060		Archer-Daniels-Midland Co.	$ 230,785
199		Casey’s General Stores, Inc.	54,033
943		Colgate-Palmolive Co.	67,057
233		Constellation Brands, Inc., Class A	58,560
2,155		General Mills, Inc.	137,898
1,094		Hershey Foods Corp.	218,888
2,841		Kimberly-Clark Corp.	343,335
1,712		Molson Coors Beverage Co., Class B	108,866
3,664		Mondelez International, Inc.	254,282
2,060		PepsiCo, Inc.	349,046
1,953		Philip Morris International, Inc.	180,809
6,383		Procter & Gamble Co.	931,024
3,057		Smucker (J.M.) Co.	375,736
584		Spectrum Brands Holdings, Inc.	45,756
8,651		The Coca-Cola Co.	484,283
1,144	[1]	US Foods Holding Corp.	45,417
7,077		WalMart, Inc.	1,131,825
75,000	[1]	ZJLD Group, Inc.	114,737
		TOTAL	5,724,653
		Energy—3.7%
620		APA Corp.	25,482
5,359		Baker Hughes a GE Co. LLC	189,280
5,964		Chevron Corp.	1,005,650
7,098		ConocoPhillips	850,340
15,794		Exxon Mobil Corp.	1,857,059
2,591		Hess Corp.	396,423
14,518		Marathon Oil Corp.	388,356
3,703		Marathon Petroleum Corp.	560,412
1,953		ONEOK, Inc.	123,879
214		Pioneer Natural Resources, Inc.	49,124
2,127		Schlumberger Ltd.	124,004
2,098		TechnipFMC PLC	42,673
3,000		TXO Partners, LP	60,930
3,377		Valero Energy Corp.	478,555
		TOTAL	6,152,167
		Financials—8.7%
2,316		Affiliated Managers Group	301,867
7,551		Ally Financial, Inc.	201,461
1,725		American Express Co.	257,353
8,094		American International Group, Inc.	490,496
6,125		Axis Capital Holdings Ltd.	345,266
24,814		Bank of America Corp.	679,407
9,548		Bank of New York Mellon Corp.	407,222
5,632	[1]	Berkshire Hathaway, Inc., Class B	1,972,890
267		BlackRock, Inc.	172,613
5,210	[1]	Brighthouse Financial, Inc.	254,977
140,000	[1]	Cab Payments Holdings Ltd.	394,861
516		Capital One Financial Corp.	50,078
799		Charles Schwab Corp.	43,865

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
6,929		Citigroup, Inc.	$ 284,990
468		Comerica, Inc.	19,445
4,656		Discover Financial Services	403,349
499		East West Bancorp, Inc.	26,302
2,416		Fifth Third Bancorp	61,197
56		First Citizens Bancshares, Inc., Class A	77,286
1,901		First Horizon Corp.	20,949
897	[1]	Fiserv, Inc.	101,325
1,272		FNB Corp. (PA)	13,725
200		Global Payments, Inc.	23,078
1,269		Goldman Sachs Group, Inc.	410,610
3,519		Hartford Financial Services Group, Inc.	249,532
27,316		Huntington Bancshares, Inc.	284,086
863		Janus Henderson Group PLC	22,283
10,415		JPMorgan Chase & Co.	1,510,383
786		Lazard Ltd., Class A	24,374
589		M&T Bank Corp.	74,479
4,550		MetLife, Inc.	286,241
10,297		MGIC Investment Corp.	171,857
163		Moody’s Corp.	51,536
3,529		Morgan Stanley	288,213
3,416		Old Republic International Corp.	92,027
5,190		OneMain Holdings, Inc.	208,067
1,092	[1]	PayPal Holdings, Inc.	63,838
1,419		PNC Financial Services Group, Inc.	174,211
4,868		Prudential Financial, Inc.	461,925
3,327		Regions Financial Corp.	57,224
401		S&P Global, Inc.	146,529
21,801		SLM Corp.	296,930
5,229		State Street Corp.	350,134
12,404		Synchrony Financial	379,190
514		Synovus Financial Corp.	14,289
1,934		The Travelers Cos., Inc.	315,842
4,724		Truist Financial Corp.	135,154
5,458		U.S. Bancorp	180,442
10,984		Virtu Financial, Inc.	189,694
617		Webster Financial Corp. Waterbury	24,871
13,464		Wells Fargo & Co.	550,139
384		Western Alliance Bancorp	17,653
18,047		Western Union Co.	237,859
830	[1]	WEX, Inc.	156,115
684		Willis Towers Watson PLC	142,929
79		Zions Bancorporation, N.A.	2,756
		TOTAL	14,175,414
		Health Care—6.5%
4,649		Abbott Laboratories	450,256
100,000	[1]	Adicon Holdings LTD	204,945
428		Agilent Technologies, Inc.	47,859
180	[1]	Bio-Rad Laboratories, Inc., Class A	64,521

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
7,254	[1]	Boston Scientific Corp.	$ 383,011
10,238		Bristol-Myers Squibb Co.	594,213
4,252		Cardinal Health, Inc.	369,159
1,093	[1]	Centene Corp.	75,286
5,666		CVS Health Corp.	395,600
2,090		Danaher Corp.	518,529
289		Dentsply Sirona, Inc.	9,872
1,176		Elevance Health, Inc.	512,054
570	[1]	GE HealthCare Technologies, Inc.	38,783
8,539		Gilead Sciences, Inc.	639,913
1,654		HCA Healthcare, Inc.	406,851
934		Humana, Inc.	454,410
1,323	[1]	Illumina, Inc.	181,621
234	[1]	Incyte Genomics, Inc.	13,518
9,189		Johnson & Johnson	1,431,187
1,063		McKesson Corp.	462,245
2,018		Medtronic PLC	158,130
10,133		Merck & Co., Inc.	1,043,192
149	[1]	Moderna, Inc.	15,390
40,000	[1]	Noile-Immune Biotech, Inc.	118,384
12,339		Pfizer, Inc.	409,285
216	[1]	Regeneron Pharmaceuticals, Inc.	177,759
18,000	[1]	Sagimet Biosciences, Inc.	158,400
14,252	[1]	Teladoc Health, Inc.	264,945
243		The Cigna Group	69,515
795		Thermo Fisher Scientific, Inc.	402,405
716		UnitedHealth Group, Inc.	361,000
578	[1]	Vertex Pharmaceuticals, Inc.	200,994
62		Zimmer Biomet Holdings, Inc.	6,958
		TOTAL	10,640,190
		Industrials—5.5%
5,586		3M Co.	522,961
378		Acuity Brands, Inc.	64,377
1,371		AECOM	113,848
2,786		Allison Transmission Holdings, Inc.	164,541
263		Automatic Data Processing, Inc.	63,272
2,413	[1]	Azek Co., Inc.	71,763
3,043	[1]	Boeing Co.	583,282
3,125	[1]	Builders Firstsource, Inc.	389,031
1,282		C.H. Robinson Worldwide, Inc.	110,419
319		Caterpillar, Inc.	87,087
24,758	[1]	Clarivate PLC	166,126
140	[1]	Clean Harbors, Inc.	23,430
3,377		CSX Corp.	103,843
3,242		Delta Air Lines, Inc.	119,954
183		Donaldson Co., Inc.	10,914
1,246		Eaton Corp. PLC	265,747
717		Emcor Group, Inc.	150,850
424		Emerson Electric Co.	40,946

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
15,000	[1]	Eurogroup Laminations S.p.A.	$ 66,278
3,416		Expeditors International Washington, Inc.	391,576
412		FedEx Corp.	109,147
2,389		Ferguson PLC	392,919
3,105		Fortune Brands Innovations, Inc.	193,007
867	[1]	Gates Industrial Corp PLC	10,066
2,330		General Electric Co.	257,581
3,362		Honeywell International, Inc.	621,096
589		Hubbell, Inc.	184,598
1,893		Hunt (J.B.) Transportation Services, Inc.	356,868
1,590		Ingersoll-Rand, Inc.	101,315
3,878		Johnson Controls International PLC	206,348
5,972		KBR, Inc.	351,990
2,098		L3Harris Technologies, Inc.	365,304
1,796		Landstar System, Inc.	317,784
572		Norfolk Southern Corp.	112,644
1,690		Otis Worldwide Corp.	135,724
1,010		Owens Corning, Inc.	137,774
692		Parker-Hannifin Corp.	269,548
266		Republic Services, Inc.	37,908
4,300		RTX Corp	309,471
10,000	[1]	Skymark Airlines, Inc.	72,060
945		Trane Technologies PLC	191,750
34,600	[1]	TRYT, Inc.	175,246
521	[1]	United Rentals, Inc.	231,621
210		Vertiv Holdings Co.	7,812
425		Waste Management, Inc.	64,787
7,757	[1]	Willscot Corp.	322,614
		TOTAL	9,047,227
		Information Technology—4.1%
3,540	[1]	Advanced Micro Devices, Inc.	363,983
1,120		Applied Materials, Inc.	155,064
1,345	[1]	CCC Intelligent Solutions Holdings, Inc.	17,956
4,462	[1]	Cirrus Logic, Inc.	330,009
20,342		Cisco Systems, Inc.	1,093,586
2,087	[1]	Dropbox, Inc.	56,829
9,218	[1]	DXC Technology Co.	192,011
703	[1]	First Solar, Inc.	113,598
1,572	[1]	GoDaddy, Inc.	117,083
20,268		Hewlett Packard Enterprise Co.	352,055
884		IBM Corp.	124,025
25,000	[1]	Integral Corp.	361,516
9,281		Intel Corp.	329,939
10,000	[1]	IONOS SE	151,550
9,439		Juniper Networks, Inc.	262,310
301		Lam Research Corp.	188,658
6,764		Marvell Technology, Inc.	366,135
979		Microchip Technology, Inc.	76,411
429		Micron Technology, Inc.	29,185

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,483		MKS Instruments, Inc.	$ 128,339
7,087	[1]	Nutanix, Inc.	247,195
132	[1]	ON Semiconductor Corp.	12,269
3,819		Oracle Corp.	404,508
250	[1]	Pure Storage, Inc.	8,905
3,618	[1]	Qorvo, Inc.	345,410
2,474	[1]	Salesforce, Inc.	501,678
1,908	[1]	UiPath, Inc.	32,646
1,321	[1]	Verisign, Inc.	267,542
733	[1]	Western Digital Corp.	33,447
		TOTAL	6,663,842
		Materials—2.1%
73		Air Products & Chemicals, Inc.	20,688
632		Avery Dennison Corp.	115,447
1,495		BorgWarner, Inc.	60,353
6,242		Dow, Inc.	321,837
283		Eagle Materials, Inc.	47,125
1,664		Ecolab, Inc.	281,882
3,086		Freeport-McMoRan, Inc.	115,077
1,498		Huntsman Corp.	36,551
2,353		Linde PLC	876,140
15,000	[1]	Lithium Royalty Corp.	125,456
1,792		LyondellBasell Industries N.V.	169,702
800		Mosaic Co./The	28,480
2,849		Newmont Corp.	105,271
1,545		Nucor Corp.	241,561
4,095		Olin Corp.	204,668
164		Reliance Steel & Aluminum Co.	43,006
2,967		Steel Dynamics, Inc.	318,122
7,618		WestRock Co.	272,724
		TOTAL	3,384,090
		Real Estate—1.9%
12,004		Americold Realty Trust, Inc.	365,042
729		Avalonbay Communities, Inc.	125,198
2,500	[1]	CBRE Group, Inc.	184,650
2,185		Cubesmart	83,314
634		Equinix, Inc.	460,449
346		Extra Space Storage, Inc.	42,067
322		Federal Realty Investment Trust	29,183
4,545		First Industrial Realty Trust	216,297
6,144		Host Hotels & Resorts, Inc.	98,734
100	[1]	Howard Hughes Holdings, Inc.	7,413
3,240		Iron Mountain, Inc.	192,618
411		ProLogis, Inc.	46,118
1,510		Public Storage	397,915
476		SBA Communications Corp.	95,281
3,538		Simon Property Group, Inc.	382,210
13,206		Weyerhaeuser Co.	404,896
		TOTAL	3,131,385

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—2.0%
3,440	Atmos Energy Corp.	$ 364,399
95	Brookfield Renewable Corp.	2,274
14,802	Clearway Energy, Inc.	294,856
6,707	Clearway Energy, Inc.	141,920
3,696	Consolidated Edison Co.	316,119
5,133	Hawaiian Electric Industries, Inc.	63,187
6,032	NextEra Energy, Inc.	345,573
5,801	OGE Energy Corp.	193,347
8,534	PPL Corp.	201,061
6,988	Public Service Enterprises Group, Inc.	397,687
8,832	UGI Corp.	203,136
11,013	Vistra Corp.	365,412
7,071	Xcel Energy, Inc.	404,603
	TOTAL	3,293,574
	TOTAL COMMON STOCKS (IDENTIFIED COST $59,998,354)	68,956,956
	U.S. TREASURIES—17.1%
	Treasury Inflation-Indexed Note—0.0%
$ 12,900	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	9,768
	U.S. Treasury Bond—2.8%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	88,559
760,000	United States Treasury Bond, 1.625%, 11/15/2050	397,572
660,000	United States Treasury Bond, 2.375%, 2/15/2042	455,479
20,000	United States Treasury Bond, 2.750%, 11/15/2047	13,917
2,950,000	United States Treasury Bond, 2.875%, 5/15/2052	2,088,003
1,000	United States Treasury Bond, 3.000%, 11/15/2044	746
900,000	United States Treasury Bond, 3.000%, 2/15/2049	657,851
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	822,625
	TOTAL	4,524,752
	U.S. Treasury Note—14.3%
330,000	United States Treasury Note, 0.625%, 7/31/2026	293,682
900,000	United States Treasury Note, 0.625%, 8/15/2030	690,632
200,000	United States Treasury Note, 0.875%, 11/15/2030	155,579
675,000	United States Treasury Note, 1.250%, 12/31/2026	604,547
300,000	United States Treasury Note, 1.375%, 11/15/2031	235,070
400,000	United States Treasury Note, 1.500%, 1/31/2027	360,132
200,000	United States Treasury Note, 1.625%, 5/15/2031	162,356
900,000	United States Treasury Note, 1.750%, 12/31/2024	861,032
325,000	United States Treasury Note, 1.750%, 3/15/2025	309,015
500,000	United States Treasury Note, 2.125%, 11/30/2024	481,657
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,132,039
50,000	United States Treasury Note, 2.250%, 11/15/2027	45,470
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,440,101
500,000	United States Treasury Note, 2.500%, 5/31/2024	490,265
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,532,862
500,000	United States Treasury Note, 2.750%, 4/30/2027	467,500
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,309,767
40,000	United States Treasury Note, 2.875%, 5/31/2025	38,524
680,000	United States Treasury Note, 3.000%, 6/30/2024	667,630

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 110,000	United States Treasury Note, 3.125%, 8/31/2027	$ 103,820
1,600,000	United States Treasury Note, 3.500%, 2/15/2033	1,468,267
250,000	United States Treasury Note, 3.625%, 3/31/2028	239,668
150,000	United States Treasury Note, 3.875%, 11/30/2027	145,413
1,750,000	United States Treasury Note, 4.000%, 2/28/2030	1,687,656
300,000	United States Treasury Note, 4.125%, 7/31/2028	293,531
150,000	United States Treasury Note, 4.625%, 6/30/2025	148,717
	TOTAL	23,364,932
	TOTAL U.S. TREASURIES (IDENTIFIED COST $31,298,397)	27,899,452
	CORPORATE BONDS—11.2%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	43,134
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	69,557
	TOTAL	112,691
	Basic Industry - Metals & Mining—0.0%
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	54,059
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	18,104
	TOTAL	72,163
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	113,255
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	29,916
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	71,087
85,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	77,771
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,047
110,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	98,542
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	94,720
90,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	84,058
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	90,008
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	93,452
	TOTAL	776,856
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	30,701
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,393
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	82,264
	TOTAL	132,358
	Capital Goods - Construction Machinery—0.2%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	93,158
170,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	155,495
	TOTAL	248,653
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	42,133
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	29,865
50,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	46,460
65,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	52,332
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	62,879
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	35,856
	TOTAL	269,525

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.1%
$ 125,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	$ 122,193
	Communications - Cable & Satellite—0.3%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	43,695
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	13,988
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	210,194
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	145,573
90,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	70,461
	TOTAL	483,911
	Communications - Media & Entertainment—0.3%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	62,854
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	47,179
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	66,577
65,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	45,126
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	31,053
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	84,941
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	77,394
	TOTAL	415,124
	Communications - Telecom Wireless—0.2%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	39,701
60,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	35,064
100,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	60,864
105,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	69,624
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	84,996
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	58,514
70,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	59,851
	TOTAL	408,614
	Communications - Telecom Wirelines—0.3%
150,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	136,138
203,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	128,728
45,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	42,135
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	34,871
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	56,754
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	74,798
	TOTAL	473,424
	Consumer Cyclical - Automotive—0.2%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	127,497
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	85,141
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	58,696
	TOTAL	271,334
	Consumer Cyclical - Retailers—0.1%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	36,505
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	73,091
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	40,685
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	38,695
20,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	18,202
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	35,657
	TOTAL	242,835
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	38,121

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	$ 106,771
	TOTAL	144,892
	Consumer Non-Cyclical - Food/Beverage—0.3%
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	60,538
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	19,673
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	93,366
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	109,199
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	54,590
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,851
90,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	70,076
	TOTAL	451,293
	Consumer Non-Cyclical - Health Care—0.2%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	19,481
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	22,720
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	62,974
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	56,869
90,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	52,837
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	55,902
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	50,026
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,175
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,535
	TOTAL	354,519
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	79,687
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	105,204
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	103,029
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	58,207
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	55,942
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	45,856
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	31,715
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	29,273
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	57,871
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	56,741
45,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	41,845
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	52,610
115,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	72,762
	TOTAL	790,742
	Consumer Non-Cyclical - Tobacco—0.1%
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	34,455
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	99,841
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	24,415
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	51,681
	TOTAL	210,392
	Energy - Independent—0.1%
55,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	55,061
80,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	72,332
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	59,552
	TOTAL	186,945

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Integrated—0.0%
$ 80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	$ 53,749
	Energy - Midstream—0.5%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	36,736
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	37,342
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	29,810
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	75,556
15,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	14,946
60,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	57,741
95,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	90,977
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	47,371
110,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	100,242
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	59,336
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	19,762
110,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	87,393
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	85,089
100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	80,722
	TOTAL	823,023
	Energy - Oil Field Services—0.0%
85,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	72,157
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	59,503
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	42,923
75,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	59,924
	TOTAL	162,350
	Financial Institution - Banking—2.2%
100,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	98,278
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	110,647
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	102,359
350,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	314,094
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	46,553
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	73,018
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	47,168
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	62,781
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	75,137
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	183,239
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	82,603
70,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	66,942
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	99,168
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	48,441
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	132,491
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	206,271
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	92,422
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	91,064
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	79,643
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	294,967
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	71,165
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	64,914
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	41,810
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	296,514

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	$ 29,645
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	40,879
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	79,046
110,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	94,975
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	74,627
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	40,257
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	47,096
125,000	US Bancorp, 4.967%, 7/22/2033	108,888
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	28,318
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	28,059
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	274,810
	TOTAL	3,628,289
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	37,570
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	74,726
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	94,219
	TOTAL	206,515
	Financial Institution - Finance Companies—0.1%
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	48,340
85,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	83,915
	TOTAL	132,255
	Financial Institution - Insurance - Health—0.1%
90,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	83,820
145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	102,385
	TOTAL	186,205
	Financial Institution - Insurance - Life—0.3%
50,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	49,871
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	102,296
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	75,725
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	49,228
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	79,623
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	62,522
	TOTAL	419,265
	Financial Institution - Insurance - P&C—0.3%
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	76,333
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	28,476
125,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	117,934
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	242,111
45,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	43,002
	TOTAL	507,856
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	124,852
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	130,683
110,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	99,431
	TOTAL	354,966
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	75,036
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	113,070
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	60,109

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	$ 96,077
	TOTAL	344,292
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	92,134
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	93,876
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	26,094
	TOTAL	212,104
	Financial Institution - REIT - Other—0.1%
70,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	61,938
50,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	49,511
	TOTAL	111,449
	Financial Institution - REIT - Retail—0.1%
135,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	125,134
	Technology—0.9%
165,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	110,404
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	38,380
65,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	62,447
112,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	103,380
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	17,723
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,592
50,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	45,150
45,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	44,746
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	96,114
30,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	29,095
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	31,809
95,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	84,808
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	80,000
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	94,226
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	39,619
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	191,672
125,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	80,929
85,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	83,338
110,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	102,493
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	22,052
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,298
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	26,426
	TOTAL	1,423,701
	Technology Services—0.2%
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	98,225
85,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	81,743
90,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	71,752
	TOTAL	251,720
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	72,523
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200%, 4/15/2054	68,816
110,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	75,470
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	52,677
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	83,754
	TOTAL	353,240

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.3%
$ 45,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	$ 43,211
70,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	65,971
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	44,916
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	70,344
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	60,835
30,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	29,086
70,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	68,282
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	45,545
75,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	73,058
	TOTAL	501,248
	Utility - Electric—1.1%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	139,992
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	49,075
60,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	58,127
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	80,096
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	73,211
15,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	15,053
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	63,300
100,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	92,034
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	86,551
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	70,494
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	36,968
100,000	Enel Finance International S.A., Co. Guarantee, 144A, 6.000%, 10/7/2039	93,123
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	144,878
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	18,117
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	80,088
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	78,492
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	85,285
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	47,650
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	160,256
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	49,916
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	9,807
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	93,885
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	107,043
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	92,748
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	19,678
	TOTAL	1,845,867
	Utility - Natural Gas—0.2%
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	31,496
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	68,886
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	117,235
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	92,143
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	74,914
	TOTAL	384,674
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,998,471)	18,268,523
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
	Agency—0.2%
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	277,566

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—0.4%
$ 110,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	$ 91,779
85,000		Bank, Class A4, 3.488%, 11/15/2050	77,140
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	149,248
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	46,494
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	191,347
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	91,049
		TOTAL	647,057
		Federal Home Loan Mortgage Corporation—0.1%
226,784		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	198,034
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,276,995)	1,122,657
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
200,000		Mexico, Government of, 3.750%, 1/11/2028	185,046
100,000		Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024	99,354
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $298,746)	284,400
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
2,884		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,937
1,805		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,846
5,107		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,188
6,269		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,382
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,024)	16,353
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,532	[2]	Federal National Mortgage Association ARM, 6.094%, 9/1/2037 (IDENTIFIED COST $1,536)	1,555
		PURCHASED PUT OPTIONS—0.5%
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $400, Expiration Date 11/17/2023	246,000
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $410, Expiration Date 10/4/2023	13,500
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $410, Expiration Date 10/6/2023	29,500
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $415, Expiration Date 10/20/2023	160,920
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $420, Expiration Date 10/13/2023	162,121
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $42,748,000, Exercise Price $420, Expiration Date 10/6/2023	123,500
400	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $17,099,200, Exercise Price $425, Expiration Date 10/4/2023	63,707
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $856,677)	799,248
		INVESTMENT COMPANIES—20.6%
1,697		Bank Loan Core Fund	14,832
221,669		Emerging Markets Core Fund	1,704,631
434,303		Federated Hermes High Income Bond Fund II, Class P	2,301,808
1,112		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,610
3,267,315		Mortgage Core Fund	25,942,480
435,615		Project and Trade Finance Core Fund	3,815,988
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,838,294)	33,790,349

Shares, Principal Amount or Contracts		Value
	REPURCHASE AGREEMENT—6.4%
$10,519,000
Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
8/1/2048 and the market value of those underlying securities was $1,932,733,247.
(IDENTIFIED COST $10,519,000)
		$ 10,519,000
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $162,102,494)	161,658,493
	OTHER ASSETS AND LIABILITIES - NET—1.2%[3]	1,977,845
	TOTAL NET ASSETS—100%	$163,636,338
At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	30	$6,081,328	December 2023	$(13,203)
United States Treasury Notes 5-Year Long Futures	80	$8,428,750	December 2023	$(73,695)
United States Treasury Notes 10-Year Long Futures	15	$1,620,938	December 2023	$(30,210)
United States Treasury Notes 10-Year Ultra Long Futures	30	$3,346,875	December 2023	$(88,501)
S&P 500 E-Mini Long Futures	340	$73,533,500	December 2023	$(3,154,202)
Short Futures:
United States Treasury Ultra Bond Short Futures	14	$1,661,625	December 2023	$101,466
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,258,345)
The average notional value of long and short futures contracts held by the Fund throughout the period was $79,541,221 and $29,936,575, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $330,862. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers during the period ended September 30, 2023, were as follows:
Affiliates	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2023	Shares Held as of 9/30/2023	Dividend Income
Bank Loan Core Fund	$13,706	$997	$—	$129	$—	$14,832	1,697	$997
Emerging Markets Core Fund	$2,389,776	$577,822	$(1,210,000)	$165,711	$(218,678)	$1,704,631	221,669	$127,822
Federated Hermes High Income Bond Fund II, Class P	$2,753,671	$166,458	$(600,000)	$(57,104)	$38,783	$2,301,808	434,303	$166,458
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$10,633	$276	$—	$(299)	$—	$10,610	1,112	$310
Mortgage Core Fund	$21,642,062	$8,446,720	$(2,750,000)	$(1,076,070)	$(320,232)	$25,942,480	3,267,315	$796,720
Project and Trade Finance Core Fund	$3,567,737	$206,601	$—	$41,650	$—	$3,815,988	435,615	$206,664
TOTAL OF AFFILIATED TRANSACTIONS	$30,377,585	$9,398,874	$(4,560,000)	$(925,983)	$(500,127)	$33,790,349	4,361,711	$1,298,971

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$63,237,500	$876,579	$—	$64,114,079
International	3,785,459	1,057,418	—	4,842,877
Debt Securities:
U.S. Treasuries	—	27,899,452	—	27,899,452
Corporate Bonds	—	18,268,523	—	18,268,523
Collateralized Mortgage Obligations	—	1,122,657	—	1,122,657
Foreign Governments/Agencies	—	284,400	—	284,400
Mortgage-Backed Securities	—	16,353	—	16,353
Adjustable Rate Mortgages	—	1,555	—	1,555
Purchased Put Options	799,248	—	—	799,248
Repurchase Agreement	—	10,519,000	—	10,519,000
Investment Companies[1]	29,974,361	—	—	33,790,349
TOTAL SECURITIES	$97,796,568	$60,045,937	$—	$161,658,493
Other Financial Instruments:
Assets	$101,466	$—	$—	$101,466
Liabilities	(3,359,811)	—	—	(3,359,811)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,258,345)	$—	$—	$(3,258,345)

[1]
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company value at $3,815,988 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of
Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt